CONCENTRATIONS	12 Months Ended
Dec. 31, 2020
GOING CONCERN
NOTE 11 - CONCENTRATIONS

Concentration of Major Customers

As of December 31, 2020, the Company's trade accounts receivables $0 and no concentrations.

For the year ended December 31, 2020, the Company received approximately 41% of its revenue from one customer.

As of December 31, 2019, the Company's trade accounts receivables were $0 and no concentrations.

For the year ended December 31, 2019, the Company received approximately 41% of its revenue from one customer.